Subsequent Events (Details)	Feb. 12, 2019
Follow-on underwritten public offering [Member]
Subsequent Events (Textual)
Follow-on underwritten public offering, description	The Company sold an aggregate of 1,889,000 each consisting of (i) one ADS, and (ii) one warrant to purchase one ADS, at a public offering price of $1.50 per unit, and (b) 2,444,800 pre-funded units, each consisting of (i) one pre-funded to purchase one ADS, and (ii) one warrant, at a public offering price of $1.49 per pre-funded unit, resulting in gross proceeds of approximately NIS 25,508 (NIS 22,122 net of all issuance costs) including exercise by underwriters. In connection with the offering, the Company granted the underwriters a 45-day option to purchase up to an additional 650,070 ADSs and/or 650,070 warrants to purchase up to an additional 650,070 ADSs. The underwriters partially exercised their over-allotment option to purchase an aggregate of 350,000 additional ADS and additional warrants to purchase 650,070 ADSs. Subsequently, of the pre-funded warrants issued, we issued 2,444,650 ADSs upon exercise of pre-funded warrants. The Company paid approximately $933 in offering fees and expenses.